Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 27, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	BUSINESS OVERVIEW AND BASIS OF PRESENTATION
Separation and Initial Public Offering
Envista Holdings Corporation (together with its subsidiaries, “Envista” or the “Company”) was formed as a wholly-owned subsidiary of Danaher Corporation (“Danaher” or “Parent”). Danaher formed Envista to ultimately acquire, own and operate the Dental business of Danaher. On September 20, 2019, the Company completed an initial public offering (“IPO”) resulting in the issuance of 30.8 million shares of its common stock (including shares issued pursuant to the underwriters’ option to purchase additional shares) to the public, which represented 19.4% of the Company’s outstanding common stock, at $22.00 per share, the initial public offering price for total net proceeds, after deducting underwriting discounts and commissions, of $643 million. In connection with the IPO, through a series of equity and other transactions, Danaher transferred substantially all of its Dental business to the Company. As consideration for the transfer of the Dental business to the Company, the Company paid to Danaher approximately $2.0 billion, which included the net proceeds from the IPO and the net proceeds from term debt financing, as further discussed in Note 6, and issued to Danaher 127.9 million shares of the Company’s common stock. Danaher held 80.6% of the Company’s outstanding common stock as of October 18, 2019, giving Danaher 80.6% of the total voting power of the Company’s outstanding common stock. The transactions described above related to the transfer of the Dental business are collectively referred to herein as the “Separation.” As the majority stockholder, Danaher has the ability to control the outcome of matters submitted to the Company’s stockholders for approval, including the election of directors, amendments of the Company’s organizational documents and any merger, consolidation, sale of all or substantially all of the Company’s assets or other major corporate transactions.
Danaher has informed the Company that it intends to distribute to its stockholders its remaining equity interest in the Company, which may include the spin-off of Envista shares effected as a dividend to all of Danaher’s stockholders, the split-off of Envista shares in exchange for Danaher shares or other securities or any combination thereof in one transaction or in a series of transactions (collectively, the “Distribution”). While Danaher has informed the Company of its intention to effect the Distribution, it has no obligation to pursue or consummate any further dispositions of its ownership in Envista, including through the Distribution, by any specified date or at all. If pursued, the Distribution may be subject to various conditions, including receipt of any necessary regulatory or other approvals, the existence of satisfactory market conditions and the receipt of an opinion of counsel to the effect that the separation of Envista in connection with the IPO, together with such Distribution, will be tax-free to Danaher and its stockholders for U.S. federal income tax purposes. The conditions to the Distribution may not be satisfied; Danaher may decide not to consummate the Distribution even if the conditions are satisfied; or Danaher may decide to waive one or more of these conditions and consummate the Distribution even if all of the conditions are not satisfied. The Company cannot provide any assurance as to whether or when any such transaction will be consummated or as to the final terms of any such transaction.
Business Overview
The Company provides products that are used to diagnose, treat and prevent disease and ailments of the teeth, gums and supporting bone, as well as to improve the aesthetics of the human smile. The Company is a leading worldwide provider of a broad range of dental implants, orthodontic appliances, general dental consumables, equipment and services and is dedicated to driving technological innovations that help dental professionals improve clinical outcomes and enhance productivity.
The Company operates in two business segments: Specialty Products & Technologies and Equipment & Consumables.
The Company’s Specialty Products & Technologies segment develops, manufactures and markets dental implant systems, dental prosthetics and associated treatment software and technologies, as well as orthodontic bracket systems, aligners and lab products.
The Company’s Equipment & Consumables segment develops, manufactures and markets dental equipment and supplies used in dental offices, including digital imaging systems, software and other visualization/magnification systems; handpieces and associated consumables; treatment units and other dental practice equipment; endodontic systems and related consumables; restorative materials and instruments, rotary burs, impression materials, bonding agents and cements and infection prevention products.
Basis of Presentation
For periods after the Separation, the financial statements are prepared on a consolidated basis. Prior to the Separation, the Company operated as part of Danaher and not as a separate, publicly-traded company and the Company’s financial statements are combined, have been prepared on a stand-alone basis and are derived from Danaher's consolidated financial statements and accounting records. The Consolidated and Combined Condensed Financial Statements reflect the financial position, results of operations and cash flows related to the Dental business that was transferred to the Company. All revenues and costs as well as assets and liabilities directly associated with the business activity of the Company are included as a component in the financial statements. Prior to the Separation, the financial statements also include allocations of certain general, administrative, sales and marketing expenses and cost of sales from Danaher’s corporate office and from other Danaher businesses to the Company and allocations of related assets, liabilities and Danaher’s investment, as applicable. The allocations were determined on a reasonable basis; however, the amounts are not necessarily representative of the amounts that would have been reflected in the financial statements had the Company been an entity that operated independently of Danaher. Related-party allocations are discussed further in Note 15.
Prior to the Separation, the Company was dependent upon Danaher for all of its working capital and financing requirements under Danaher’s centralized approach to cash management and financing of its operations. Financial transactions relating to the Company were accounted for through the net parent investment account of the Company. Accordingly, none of Danaher’s cash, cash equivalents or debt was assigned to the Company in these financial statements for the periods prior to the Separation.
The cash balance presented on the Consolidated and Combined Condensed Balance Sheet as of September 27, 2019 of $193.2 million represents amounts contributed to Envista by Danaher as part of the Separation, as described above, and cash from operations post-Separation. The proceeds from the IPO and the Term Loans were distributed to Danaher pursuant to the Separation.
Net parent investment, which included retained earnings, represented Danaher’s interest in the recorded net assets of the Company. Prior to the Separation, all significant transactions between the Company and Danaher have been included in the accompanying Consolidated and Combined Condensed Financial Statements. Transactions with Danaher are reflected in the accompanying Consolidated and Combined Condensed Statements of Changes in Equity as “Net transfers to Parent” and in the accompanying Consolidated and Combined Condensed Balance Sheets within “Net parent investment.”
Sales to the Company’s largest customer were 12% during each of the nine-month periods ended September 27, 2019 and September 28, 2018. No other individual customer accounted for more than 10% of total sales during these periods. Accounts receivable from this customer was 8% of total receivables for each of September 27, 2019 and December 31, 2018.
All significant intercompany accounts and transactions between the businesses comprising the Company have been eliminated in the accompanying Consolidated and Combined Condensed Financial Statements.
The Consolidated and Combined Condensed Financial Statements included herein have been prepared by the Company without audit, pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations; however, the Company believes that the disclosures are adequate to make the information presented not misleading. The Consolidated and Combined Condensed Financial Statements should be read in conjunction with the Company’s combined financial statements and accompanying notes for the three years ended December 31, 2018 included within this prospectus.
In the opinion of the Company, the accompanying financial statements contain all adjustments (consisting of only normal recurring accruals) necessary to present fairly the financial position of the Company as of September 27, 2019 and December 31, 2018, and its results of operations and cash flows for the nine-month periods ended September 27, 2019 and September 28, 2018.
Accounting Standards Recently Adopted—In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842), which requires lessees to recognize a right-of-use (“ROU”) asset and a lease liability for all leases with terms greater than 12 months and also requires disclosures by lessees and lessors about the amount, timing and uncertainty of cash flows arising from leases. Subsequent to the issuance of Topic 842, the FASB clarified the guidance through several ASUs; hereinafter the collection of lease guidance is referred to as “ASC 842.”
On January 1, 2019, the Company adopted ASC 842 using the modified retrospective method for all lease arrangements at the beginning of the period of adoption. Results for reporting periods beginning January 1, 2019 are presented under ASC 842, while prior period amounts were not adjusted and continue to be reported in accordance with the Company’s historic accounting under Accounting Standards Codification (“ASC”) 840, Leases. The adoption of ASC 842 had a material impact on the Company’s Consolidated and Combined Condensed Balance Sheet but did not have a significant impact on the Company’s consolidated and combined net earnings and cash flows. The most significant impact was the recognition of ROU assets and lease liabilities for operating leases, while the accounting for finance leases remained substantially unchanged. For leases that commenced before the effective date of ASC 842, the Company elected the permitted practical expedients to not reassess the following: (i) whether any expired or existing contracts contain leases; (ii) the lease classification for any expired or existing leases; and (iii) initial direct costs for any existing leases. The Company also elected to include leases with a term of 12 months or less in the recognized ROU assets and lease liabilities.
As a result of the cumulative impact of adopting ASC 842, the Company recorded operating lease ROU assets of $182 million and operating lease liabilities of $191 million as of January 1, 2019, primarily related to real estate and automobile leases, based on the present value of the future lease payments on the date of adoption. Refer to Note 3 for the additional disclosures required by ASC 842.
The Company determines if an arrangement is a lease at inception. For leases where the Company is the lessee, ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent an obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit interest rate, the Company used Danaher’s incremental borrowing rate (for the period prior to the Separation) and its incremental borrowing rate (for the period after Separation) based on the information available at commencement date in determining the present value of lease payments. The ROU asset includes prepaid lease payments, lease incentives received, costs which will be incurred in exiting a lease and the amount of any asset or liability recognized on business combinations relating to favorable or unfavorable lease terms. The lease terms used to calculate the ROU asset and related lease liability include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for operating leases is recognized on a straight-line basis over the lease term as an operating expense. The Company has lease agreements which require payments for lease and non-lease components and has elected to account for these as a single lease component.
In August 2017, the FASB issued ASU No. 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, which expands and refines hedge accounting for both financial and non-financial risk components, aligns the recognition and presentation of the effects of hedging instruments and hedge items in the financial statements and includes certain targeted improvements to ease the application of current guidance related to the assessment of hedge effectiveness. The ASU was effective for public entities for fiscal years beginning after December 15, 2018. The Company adopted this guidance on January 1, 2019 and there was no impact on the Company’s Consolidated and Combined Condensed Financial Statements. Refer to Note 7 for additional disclosures about the Company’s hedging activities.
Except for the above accounting policy for leases that was updated as a result of adopting ASC 842 and the derivatives and hedging policy discussed in Note 7, there have been no changes to the Company’s significant accounting policies described in the Prospectus for the year ended December 31, 2018 that have a material impact on the Company’s Consolidated and Combined Condensed Financial Statements.
Accounting Standards Not Yet Adopted—In August 2018, the FASB issued ASU No. 2018-14, Disclosure Framework—Changes to the Disclosure Requirements for Defined Benefit Plans, which amends ASC 715 to add, remove and clarify disclosure requirements related to defined benefit pension plans. The ASU is effective for public entities for fiscal years beginning after December 15, 2020, with early adoption permitted. Management has not yet completed its assessment of the impact of the new standard on the Company’s consolidated financial statements.
In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820), which modifies the disclosures on fair value measurements by removing the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of such transfers. The ASU expands the disclosure requirements for Level 3 fair value measurements, primarily focused on changes in unrealized gains and losses included in other comprehensive income (loss). The ASU is effective for public entities for fiscal years beginning after December 15, 2019, with early adoption permitted. Management has not yet completed its assessment of the impact of the new standard on the Company’s consolidated financial statements.
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which amends the impairment model by requiring entities to use a forward-looking approach based on expected losses rather than incurred losses to estimate credit losses on certain types of financial instruments, including trade receivables. This may result in the earlier recognition of allowances for losses. The ASU is effective for public entities for fiscal years beginning after December 15, 2019, with early adoption permitted. The ASU will be adopted using a modified retrospective transition method, with the adoption impact recognized through a cumulative-effect adjustment to retained earnings in the period of adoption. In November 2018, April 2019 and May 2019, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, ASU No. 2019-04, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments and ASU No. 2019-05, Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief which provided additional implementation guidance on the previously issued ASU. Management has not yet completed its assessment of the impact of the new standard on the Company’s consolidated financial statements. The Company is in the process of implementing changes to its accounting policies and procedures for the new standard. Currently, the Company believes that the most notable impact of this ASU will relate to its processes around the assessment of the adequacy of its allowance for doubtful accounts on trade accounts receivable and the recognition of credit losses.
Accumulated Other Comprehensive Income (Loss)—The changes in accumulated other comprehensive income (loss) by component are summarized below ($ in millions). Foreign currency translation adjustments generally relate to indefinite investments in non-U.S. subsidiaries and the impact from the Company’s hedge of its net investment in foreign operations, including the Company’s cross-currency swap derivatives, net of any income tax impact.

	Foreign Currency Translation Adjustments	Cash Flow Hedge Adjustments	Pension Adjustments		Total
For the Nine-Month Period Ended September 27, 2019:
Balance, December 31, 2018	$(74.3)	$—	$(3.9)		$(78.2)
Other comprehensive income (loss) before reclassifications:
Decrease	(60.1)	(0.7)	—		(60.8)
Income tax impact	(1.4)	0.1	—		(1.3)
Other comprehensive income (loss) before reclassifications, net of income taxes	(61.5)	(0.6)	—		(62.1)
Amounts reclassified from accumulated other comprehensive income (loss):
Decrease	—	—	(0.9)	(a)	(0.9)
Income tax impact	—	—	0.3		0.3
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes:	—	—	(0.6)		(0.6)
Net current period other comprehensive income (loss):	(61.5)	(0.6)	(0.6)		(62.7)
Balance, September 27, 2019	$(135.8)	$(0.6)	$(4.5)		$(140.9)
For the Nine-Month Period Ended September 28, 2018:
Balance, December 31, 2017	$10.9	$—	$(10.3)		$0.6
Adoption of accounting standards	—	—	(0.2)		(0.2)
Balance, January 1, 2018	10.9	—	(10.5)		0.4
Other comprehensive income (loss) before reclassifications:
Decrease	(72.0)	—	—		(72.0)
Income tax impact	—	—	—		—
Other comprehensive income (loss) before reclassifications, net of income taxes	(72.0)	—	—		(72.0)
Amounts reclassified from accumulated other comprehensive income (loss):
Decrease	—	—	(0.5)	(a)	(0.5)
Income tax impact	—	—	0.1		0.1
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes:	—	—	(0.4)		(0.4)
Net current period other comprehensive income (loss):	(72.0)	—	(0.4)		(72.4)
Balance, September 28, 2018	$(61.1)	$—	$(10.9)		$(72.0)
______________
(a)
This accumulated other comprehensive income (loss) component is included in the computation of net periodic pension cost. Refer to Note 8 for additional details.
BUSINESS AND BASIS OF PRESENTATION
Envista Holdings Corporation (together with its subsidiaries, “Envista” or the “Company”) was formed as a wholly-owned subsidiary of Danaher Corporation (“Danaher” or “Parent”). Danaher formed Envista to ultimately acquire, own and operate the Dental business of Danaher. On September 20, 2019, the Company completed an initial public offering (“IPO”) resulting in the issuance of 30.8 million shares of its common stock (including shares issued pursuant to the underwriters’ option to purchase additional shares) to the public, which represented 19.4% of the Company’s outstanding common stock, at $22.00 per share, the initial public offering price for total net proceeds, after deducting underwriting discounts and commissions, of $643 million. In connection with the IPO, through a series of equity and other transactions, Danaher transferred substantially all of its Dental business to the Company. As consideration for the transfer of the Dental business to the Company, the Company paid to Danaher approximately $2.0 billion, which included the net proceeds from the IPO and the net proceeds from term debt financing, and issued to Danaher 127.9 million shares of the Company’s common stock.
The accompanying combined financial statements present the historical financial position, results of operations, changes in Danaher’s equity and cash flows of its Dental business combined with Envista in accordance with accounting principles generally accepted in the United States (“GAAP”) for the preparation of carved-out combined financial statements to reflect these transactions for the periods presented.
The Company provides products that are used to diagnose, treat and prevent disease and ailments of the teeth, gums and supporting bone, as well as to improve the aesthetics of the human smile. The Company is a leading worldwide provider of a broad range of dental implants, orthodontic appliances, general dental consumables, equipment and services, and is dedicated to driving technological innovations that help dental professionals improve clinical outcomes and enhance productivity.
On July 19, 2018, Parent announced its intention to spin-off its Dental business into a separate, publicly-traded company. In February 2019, Parent announced a modification of its plans, specifically that it now intends to conduct an initial public offering of shares of common stock of the Dental business (the “IPO”) in the second half of 2019, subject to the satisfaction of certain conditions, including obtaining final approval from the Danaher Board of Directors, favorable ruling from the Internal Revenue Service (“IRS”) and other regulatory approvals. Prior to the closing of the IPO, the Company’s businesses will be transferred to Envista Holdings Corporation, a wholly-owned subsidiary of Parent.
Subsequent to the anticipated IPO, Parent currently intends to distribute to its shareholders all or a portion of its remaining equity interest in the Dental business, which may include the spin-off of Dental business shares effected as a dividend to all its shareholders, the split-off of Dental business shares in exchange for Danaher shares or other securities, or any combination thereof in one transaction or in a series of transactions (collectively, the “Distribution”). While Parent currently intends to effect the Distribution, it has no obligation to pursue or consummate any further dispositions of its ownership in the Dental business, including through the Distribution, by any specified date or at all. If pursued, the Distribution may be subject to various conditions, including receipt of any necessary regulatory or other approvals, the existence of satisfactory market conditions, and the receipt of an opinion of counsel to the effect that the separation of the Dental business in connection with the IPO, together with such Distribution, will be tax-free to Parent and its shareholders for U.S. federal income tax purposes. The conditions to the Distribution may not be satisfied; Parent may decide not to consummate the Distribution even if the conditions are satisfied; or Parent may decide to waive one or more of these conditions and consummate the Distribution even if all of the conditions are not satisfied. In addition to, or in lieu of the Distribution, subsequent to the IPO Parent may sell additional shares of the Dental business in one or more publicly registered offerings or private placements. Parent cannot assure whether or when any such transaction will be consummated or as to the final terms of any such transaction.
The Company operates in two business segments: Specialty Products & Technologies and Equipment & Consumables.
The Company’s Specialty Products & Technologies segment develops, manufactures and markets dental implant systems, dental prosthetics and associated treatment software and technologies, as well as orthodontic bracket systems, aligners and lab products.
The Company’s Equipment & Consumables segment develops, manufactures and markets dental equipment and supplies used in dental offices, including digital imaging systems, software and other visualization/magnification systems; handpieces and associated consumables; treatment units and other dental practice equipment; endodontic systems and related consumables; restorative materials and instruments, rotary burs, impression materials, bonding agents and cements and infection prevention products.
The Company has historically operated as part of Parent and not as a separate, publicly-traded company. The financial statements have been derived from Parent’s historical accounting records and are presented on a carve-out basis. All revenues and costs as well as assets and liabilities directly associated with the business activity of the Company are included as a component of the financial statements. The financial statements also include allocations of certain general, administrative, sales and marketing expenses and cost of sales from Parent’s corporate office and from other Parent businesses to the Company and allocations of related assets, liabilities, and Parent’s investment, as applicable. The allocations have been determined on a reasonable basis; however, the amounts are not necessarily representative of the amounts that would have been reflected in the financial statements had the Company been an entity that operated independently of Parent. Related-party allocations are discussed further in Note 17.
As part of Parent, the Company is dependent upon Parent for all of its working capital and financing requirements as Parent uses a centralized approach to cash management and financing of its operations. Financial transactions relating to the Company are accounted for through the Parent investment account of the Company. Accordingly, none of Parent’s cash, cash equivalents or debt at the corporate level has been assigned to the Company in these financial statements.
Net Parent investment, which includes retained earnings, represents Parent’s interest in the recorded net assets of the Company. All significant transactions between the Company and Parent have been included in the accompanying combined financial statements. Transactions with Parent are reflected in the accompanying Combined Statements of Changes in Equity as “Net transfers to Parent” and in the accompanying Combined Balance Sheets within “Net Parent investment.”
All significant intercompany accounts and transactions between the businesses comprising the Company have been eliminated in the accompanying combined financial statements.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates—The preparation of these financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities. The Company bases these estimates on historical experience, the current economic environment and on various other assumptions that are believed to be reasonable under the circumstances. However, uncertainties associated with these estimates exist and actual results may differ materially from these estimates.
Accounts Receivable and Allowances for Doubtful Accounts—All trade accounts and finance receivables are reported on the accompanying Combined Balance Sheets adjusted for any write-offs and net of allowances for doubtful accounts. The allowances for doubtful accounts represent management’s best estimate of the credit losses expected from the Company’s trade accounts and finance receivable portfolios. Determination of the allowances requires management to exercise judgment about the timing, frequency and severity of credit losses that could materially affect the provision for credit losses and, therefore, net earnings. The Company regularly performs detailed reviews of its portfolios to determine if an impairment has occurred and evaluates the collectability of receivables based on a combination of various financial and qualitative factors that may affect customers’ ability to pay, including customers’ financial condition, collateral, debt-servicing ability, past payment experience and credit bureau information. In circumstances where the Company is aware of a specific customer’s inability to meet its financial obligations, a specific reserve is recorded against amounts due to reduce the recognized receivable to the amount reasonably expected to be collected. Additions to the allowances for doubtful accounts are charged to current period earnings, amounts determined to be uncollectible are charged directly against the allowances, while amounts recovered on previously written-off accounts increase the allowances. If the financial condition of the Company’s customers were to deteriorate, resulting in an impairment of their ability to make payments, additional reserves would be required. The Company recorded $4.7 million, $5.8 million, and $3.5 million of expense associated with doubtful accounts for the years ended December 31, 2018, 2017 and 2016, respectively.
Sales to the Company’s largest customer were 14%, 15% and 16% of combined sales in the years ended December 31, 2018, 2017 and 2016, respectively. No other individual customer accounted for more than 10% of combined sales in 2018, 2017 or 2016. Accounts receivable from this customer accounted for 8% and 11% of total customer receivables as of December 31, 2018 and December 31, 2017, respectively.
Inventory Valuation—Inventories include the costs of material, labor and overhead. Inventories are stated at the lower of cost or market primarily using the first-in, first-out (“FIFO”) method.
Property, Plant and Equipment—Property, plant and equipment are carried at cost. The provision for depreciation has been computed principally by the straight-line method based on the estimated useful lives of the depreciable assets as follows:

Category	Useful Life
Buildings	30 years
Leased assets and leasehold improvements	Amortized over the lesser of the economic life of the asset or the term of the lease
Machinery and equipment	3 – 10 years

Estimated useful lives are periodically reviewed and, when appropriate, changes to estimates are made prospectively.
Investments—Investments over which the Company has a significant influence but not a controlling interest, are accounted for using the equity method of accounting which requires the Company to record its initial investment at cost and adjust the balance each period for the Company’s share of the investee’s income or loss and dividends paid. Beginning in 2018 with the adoption of Accounting Standards Update (“ASU”) 2016-01, the Company measures non-marketable equity securities at fair value and recognizes changes in fair value in net earnings. For securities without readily available fair values, the Company has elected the measurement alternative to record these investments at cost and to adjust for impairments and observable price changes with a same or similar security from the same issuer within net earnings (the “Fair Value Alternative”). No significant realized or unrealized gains or losses were recorded in 2018 with respect to these investments.
Fair Value of Financial Instruments—The Company’s financial instruments consist primarily of trade accounts receivable, nonqualified deferred compensation plans, and obligations under trade accounts payable. Due to their short-term nature, the carrying values for trade accounts receivable and trade accounts payable approximate fair value. Refer to Note 8 for the fair values of the Company’s nonqualified deferred compensation plans.
Goodwill and Other Intangible Assets—Goodwill and other intangible assets result from the Company’s acquisition of existing businesses. In accordance with accounting standards related to business combinations, goodwill is not amortized; however, certain finite-lived identifiable intangible assets, primarily customer relationships and acquired technology, are amortized over their estimated useful lives. Intangible assets with indefinite lives are not amortized. In-process research and development (“IPR&D”) is initially capitalized at fair value and when the IPR&D project is complete, the asset is considered a finite-lived intangible asset and amortized over its estimated useful life. If an IPR&D project is abandoned, an impairment loss equal to the value of the intangible asset is recorded in the period of abandonment. The Company reviews identified intangible assets and goodwill for impairment whenever events or changes in circumstances indicate that the related carrying amounts may not be recoverable. The Company also tests intangible assets with indefinite lives and goodwill at least annually for impairment. Refer to Notes 4 and 7 for additional information about the Company’s goodwill and other intangible assets.
Revenue Recognition—On January 1, 2018, the Company adopted Accounting Standards Codification (“ASC”) 606 using the modified retrospective method for all contracts. Results for reporting periods beginning January 1, 2018 are presented under ASC 606, while prior period amounts were not adjusted and continue to be reported in accordance with the Company’s historic accounting under ASC 605, Revenue Recognition.
The Company recorded a net decrease to beginning Parent’s equity of $8 million as of January 1, 2018 due to the cumulative impact of adopting ASC 606. The impact to beginning Parent’s equity was primarily driven by the deferral of revenue for unfulfilled performance obligations. The adoption of ASC 606 did not have a significant impact on the Company’s Combined Financial Statements as of and for the year ended December 31, 2018 and, as a result, comparisons of revenues and operating profit performance between periods are not affected by the adoption of this ASU. Refer to Note 3 for additional disclosures required by ASC 606.
The Company derives revenues primarily from the sale of Specialty Products & Technologies and Equipment & Consumables products and services. Revenue is recognized when control of the promised products or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those products or services (the transaction price). A performance obligation is a promise in a contract to transfer a distinct product or service to a customer and is the unit of account under ASC 606. For equipment, consumables and spare parts sold by the Company, control transfers to the customer at a point in time. To indicate the transfer of control, the Company must have a present right to payment, legal title must have passed to the customer, the customer must have the significant risks and rewards of ownership, and where acceptance is not a formality, the customer must have accepted the product or service. The Company’s principal terms of sale are FOB Shipping Point, or equivalent, and, as such, the Company primarily transfers control and records revenue for product sales upon shipment. Sales arrangements with delivery terms that are not FOB
Shipping Point are not recognized upon shipment and the transfer of control for revenue recognition is evaluated based on the associated shipping terms and customer obligations. If a performance obligation to the customer with respect to a sales transaction remains to be fulfilled following shipment (typically installation or acceptance by the customer), revenue recognition for that performance obligation is deferred until such commitments have been fulfilled. Returns for products sold are estimated and recorded as a reduction of revenue at the time of sale. Customer allowances and rebates, consisting primarily of volume discounts and other short-term incentive programs, are recorded as a reduction of revenue at the time of sale because these allowances reflect a reduction in the transaction price. Product returns, customer allowances and rebates are estimated based on historical experience and known trends. For extended warranty and service, control transfers to the customer over the term of the arrangement. Revenue for extended warranty and service is recognized based upon the period of time elapsed under the arrangement.
For a contract with multiple performance obligations, the Company allocates the contract’s transaction price to each performance obligation on a relative standalone selling price basis using the Company’s best estimate of the standalone selling price of each distinct product or service in the contract. The primary method used to estimate standalone selling price is the price observed in standalone sales to customers; however, when prices in standalone sales are not available the Company may use third-party pricing for similar products or services or estimate the standalone selling price. Allocation of the transaction price is determined at the contracts’ inception. The Company does not adjust transaction price for the effects of a significant financing component when the period between the transfer of the promised good or service to the customer and payment for that good or service by the customer is expected to be one year or less.
Shipping and Handling—Shipping and handling costs are included as a component of cost of sales. Revenue derived from shipping and handling costs billed to customers is included in sales.
Advertising—Advertising costs are expensed as incurred.
Research and Development—The Company conducts research and development activities for the purpose of developing new products, enhancing the functionality, effectiveness, ease of use and reliability of the Company’s existing products and expanding the applications for which uses of the Company’s products are appropriate. Research and development costs are expensed as incurred.
Income Taxes—The Company’s domestic and foreign operating results are included in the income tax returns of Parent. The Company accounts for income taxes under the separate return method. Under this approach, the Company determines its deferred tax assets and liabilities and related tax expense as if it were filing separate tax returns. The accompanying Combined Balance Sheets do not contain a current taxes payable liability as it is deemed settled with Parent when due and therefore included in Parent’s equity. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted rates expected to be in effect during the year in which the differences reverse. Deferred tax assets generally represent items that can be used as a tax deduction or credit in the Company’s tax return in future years for which the tax benefit has already been reflected on the Company’s Combined Statements of Earnings. The Company establishes valuation allowances for its deferred tax assets if it is more likely than not that some or all of the deferred tax assets will not be realized. Deferred tax liabilities generally represent items that have already been taken as a deduction on the Company’s tax return but have not yet been recognized as an expense in the Company’s Combined Statements of Earnings. The effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income tax expense in the period that includes the enactment date. The Company provides for unrecognized tax benefits when, based upon the technical merits, it is “more likely than not” that an uncertain tax position will not be sustained upon examination.  Judgment is required in evaluating tax positions and determining income tax provisions. The Company re-evaluates the technical merits of its tax positions and may recognize an uncertain tax benefit in certain circumstances, including when: (1) a tax audit is completed; (2) applicable tax laws change, including a tax case ruling or legislative guidance; or (3) the applicable statute of limitations expires. The Company recognizes potential accrued interest and penalties associated with unrecognized tax positions in income tax expense. Refer to Note 11 for additional information and discussion of the impact of the enactment of the Tax Cuts and Jobs Act (“TCJA”) in the United States.
Productivity Improvement and Restructuring—The Company periodically initiates productivity improvement and restructuring activities to appropriately position the Company’s cost base relative to prevailing economic conditions and associated customer demand as well as in connection with certain acquisitions. Costs associated with productivity improvement and restructuring actions can include one-time termination benefits and related charges in addition to facility closure, contract termination and other related activities. The Company records the cost of the productivity improvement and restructuring activities when the associated liability is incurred. Refer to Note 12 for additional information.
Foreign Currency Translation—Exchange rate adjustments resulting from foreign currency transactions are recognized in net earnings, whereas effects resulting from the translation of financial statements are reflected as a component of accumulated other comprehensive income (loss) within Parent’s equity. Assets and liabilities of subsidiaries operating outside the United States with a functional currency other than U.S. dollars are translated into U.S. dollars using year-end exchange rates and income statement accounts are translated at weighted average rates. Net foreign currency transaction gains or losses were not material in any of the years presented.
Loss Contingencies—The Company records a reserve for loss contingencies when it is both probable that a loss will be incurred and the amount of the loss is reasonably estimable. The Company evaluates pending litigation and other contingencies at least quarterly and adjusts the reserve for such contingencies for changes in probable and reasonably estimable losses. The Company includes an estimate for related legal costs at the time such costs are both probable and reasonably estimable.
Accumulated Other Comprehensive Income (Loss)—Foreign currency translation adjustments are generally not adjusted for income taxes as they relate to indefinite investments in non-U.S. subsidiaries. The changes in accumulated other comprehensive income (loss) by component are summarized below ($ in millions).

	Foreign Currency Translation Adjustments	Pension Adjustments		Total
Balance, January 1, 2016	$(203.8)	$(4.8)		$(208.6)
Other comprehensive income (loss) before reclassifications:
Decrease	(36.9)	(3.9)		(40.8)
Income tax impact	—	0.8		0.8
Other comprehensive income (loss) before reclassifications, net of income taxes	(36.9)	(3.1)		(40.0)
Amounts reclassified from accumulated other comprehensive income (loss):
Increase	—	1.2	(a)	1.2
Income tax impact	—	(0.3)		(0.3)
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes	—	0.9		0.9
Net current period other comprehensive income (loss), net of income taxes	(36.9)	(2.2)		(39.1)
Balance, December 31, 2016	(240.7)	(7.0)		(247.7)
Other comprehensive income (loss) before reclassifications:
Increase (decrease)	251.6	(6.1)		245.5
Income tax impact	—	1.6		1.6
Other comprehensive income (loss) before reclassifications, net of income taxes	251.6	(4.5)		247.1
Amounts reclassified from accumulated other comprehensive income (loss):
Increase	—	1.6	(a)	1.6
Income tax impact	—	(0.4)		(0.4)
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes	—	1.2		1.2
Net current period other comprehensive income (loss), net of income taxes	251.6	(3.3)		248.3
Balance, December 31, 2017	10.9	(10.3)		0.6
Adoption of accounting standards	—	(0.2)		(0.2)
Balance, January 1, 2018	10.9	(10.5)		0.4
Other comprehensive income (loss) before reclassifications:
(Decrease) increase	(85.2)	10.2		(75.0)
Income tax impact	—	(3.0)		(3.0)
Other comprehensive income (loss) before reclassifications, net of income taxes	(85.2)	7.2		(78.0)
Amounts reclassified from accumulated other comprehensive income (loss):
Decrease	—	(0.9)	(a)	(0.9)
Income tax impact	—	0.3		0.3
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes	—	(0.6)		(0.6)
Net current period other comprehensive income (loss), net of income taxes	(85.2)	6.6		(78.6)
Balance, December 31, 2018	$(74.3)	$(3.9)		$(78.2)
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(a)	This accumulated other comprehensive income (loss) component is included in the computation of net periodic pension cost (refer to Note 10 for additional details).
Accounting for Stock-Based Compensation—Certain employees of the Company participate in Parent’s stock-based compensation plan which includes stock options, restricted stock units (“RSUs”) and performance stock units (“PSUs”).
The Company accounts for stock-based compensation incurred by Parent by measuring the cost of employee services received in exchange for all equity awards granted, including stock options, RSUs and PSUs based on the fair value of the award as of the grant date. Equity-based compensation expense is recognized net of an estimated forfeiture rate on a straight-line basis over the requisite service period of the award, except that in the case of RSUs, compensation expense is recognized using an accelerated attribution method. Refer to Note 15 for additional information on Parent’s stock-based compensation plan.
Pension Plans—The Company measures its pension assets and obligations that determine the funded status as of the end of the Company’s fiscal year, and recognizes an asset for an overfunded status or a liability for an underfunded status in its balance sheet. Changes in the funded status of the pension plans are recognized in the year in which the changes occur and reported in comprehensive income (loss). Refer to Note 10 for additional information on the Company’s pension plans including a discussion of the actuarial assumptions, the Company’s policy for recognizing the associated gains and losses and the method used to estimate service and interest cost components.
Accounting Standards Recently Adopted—In March 2018, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2018-05, Income Taxes (Topic 740): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118, which allowed Securities and Exchange Commission (“SEC”) registrants to record provisional amounts in earnings for the year ended December 31, 2017 due to the complexities involved in accounting for the enactment of the TCJA. The Company recognized the estimated income tax effects of the TCJA in its 2017 Combined Financial Statements in accordance with SEC Staff Accounting Bulletin No. 118 (“SAB No. 118”). The provisional amounts recorded in 2017 were adjusted to final estimates in 2018 in connection with filing tax returns for 2017. Refer to Note 11 for further information regarding the impact of these provisions for both 2017 and 2018.
In February 2018, the FASB issued ASU No. 2018-02, Income Statement—Reporting Comprehensive Income (Topic 220) Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, to address a specific consequence of the TCJA by allowing a reclassification from accumulated other comprehensive income (loss) to net Parent investment for stranded tax effects resulting from the TCJA’s reduction of the U.S. federal corporate income tax rate. The ASU is effective for all entities for annual periods beginning after December 15, 2018, with early adoption permitted, and is to be applied either in the period of adoption or retrospectively to each period in which the effect of the change in the U.S. federal corporate income tax rate in the TCJA is recognized. The Company early adopted this ASU on January 1, 2018 and as a result recorded a net increase to beginning net Parent investment and decrease to accumulated other comprehensive income (loss) of $0.2 million to reclassify the income tax effects of the TCJA on the Company’s U.S. pension plans. The ASU also requires the Company to disclose its policy on accounting for income tax effects in accumulated other comprehensive income (loss). In general, the Company applies the portfolio approach with respect to pension plan obligations and currency translation matters.
In May 2017, the FASB issued ASU No. 2017-09, Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting, which provided clarity on which changes to the terms or conditions of share-based payment awards require an entity to apply the modification accounting provisions required in Topic 718. The adoption of this ASU on January 1, 2018 did not have a material impact on the Company’s Combined Financial Statements.
In March 2017, the FASB issued ASU No. 2017-07, Compensation—Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost (“ASU No. 2017-07”), which requires employers to disaggregate the service cost component from other components of net periodic benefit costs and to disclose the amounts of net periodic benefit costs that are included in each income statement line item. The standard requires employers to report the service cost component in the same line item as other compensation costs and to report the other components of net periodic benefit costs (which include interest costs, expected return on plan assets, amortization of prior service cost or credits and actuarial gains and losses) separately and outside a subtotal of operating income. The service cost component of net periodic pension cost is included in selling, general and administrative expenses in the accompanying Combined Statements of Earnings and the other components of net periodic pension cost are included in nonoperating income (expense), net. The ASU was adopted as of January 1, 2017 and all prior period disclosures included in these financial statements have been updated to reflect this guidance. Other than the presentation of the components of pension expense in the Combined Statements of Earnings, the adoption of this ASU did not have a material impact on the Company’s Combined Financial Statements. Refer to Note 10 for further information on the implementation of this ASU.
In January 2016, the FASB issued ASU No. 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities. The ASU amends guidance on the classification and measurement of financial instruments, including significant revisions in accounting related to the classification and measurement of investments in equity securities and presentation of certain fair value changes for financial liabilities when the Fair Value Alternative is elected. The ASU requires equity securities to be measured at fair value with changes in fair value recognized through net earnings and amends certain disclosure requirements associated with the fair value of financial instruments. In the period of adoption, the Company is required to reclassify the unrealized gains/losses on equity securities within accumulated other comprehensive income (loss) to Parent’s equity. In February 2018, the FASB issued ASU No. 2018-03, Technical Corrections and Improvements to Financial Instruments—Overall (Subtopic 825-10), which clarified certain aspects of the previously issued ASU. The ASU was adopted by the Company on January 1, 2018 and did not have a material effect on the Company’s Combined Financial Statements.
In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), which supersedes nearly all existing revenue recognition guidance. Subsequent to the issuance of Topic 606, the FASB clarified the guidance through several ASUs; hereinafter the collection of revenue guidance is referred to as “ASC 606.” The core principle of ASC 606 is that revenue should be recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Refer to the discussion above in “—Revenue Recognition” and to Note 3 for additional disclosures required by ASC 606.
Accounting Standards Not Yet Adopted—In August 2018, the FASB issued ASU No. 2018-14, Disclosure Framework—Changes to the Disclosure Requirements for Defined Benefit Plans, which amends ASC 715 to add, remove, and clarify disclosure requirements related to defined benefit pension plans. The ASU is effective for public entities for fiscal years beginning after December 15, 2020, with early adoption permitted. Management has not yet completed its assessment of the impact of the new standard on the Company’s Combined Financial Statements.
In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820), which modifies the disclosures on fair value measurements by removing the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of such transfers. The ASU expands the disclosure requirements for Level 3 fair value measurements, primarily focused on changes in unrealized gains and losses included in other comprehensive income (loss). The ASU is effective for public entities for fiscal years beginning after December 15, 2019, with early adoption permitted. Management has not yet completed its assessment of the impact of the new standard on the Company’s Combined Financial Statements.
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which amends the impairment model by requiring entities to use a forward-looking approach based on expected losses rather than incurred losses to estimate credit losses on certain types of financial instruments, including trade receivables. This may result in the earlier recognition of allowances for losses. The ASU is effective for public entities for fiscal years beginning after December 15, 2019, with early adoption permitted. In November 2018, April 2019, and May 2019, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, ASU No. 2019-04, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, and ASU No. 2019-05, Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief which provided additional implementation guidance on the previously issued ASU. Management has not yet completed its assessment of the impact of the new standard on the Company’s Combined Financial Statements. Currently, the Company believes that the most notable impact of this ASU will relate to its processes around the assessment of the adequacy of its allowance for doubtful accounts on trade accounts receivable and the recognition of credit losses.
In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which requires lessees to recognize a right-of-use (“ROU”) asset and a lease liability for all leases with terms greater than 12 months. The standard also requires disclosures by lessees and lessors about the amount, timing and uncertainty of cash flows arising from leases. The standard must be adopted using a modified retrospective transition approach and provides for certain practical expedients. The ASU is effective for public entities for fiscal years beginning after December 15, 2018, with early adoption permitted. In September 2017, January 2018, July 2018 and December 2018, the FASB issued ASU No. 2017-13, Revenue Recognition (Topic 605), Revenue from Contracts with Customers (Topic 606), Leases (Topic 840), and Leases (Topic 842), ASU No. 2018-01, Leases (Topic 842), Land Easement Practical Expedient for Transition to Topic 842, ASU No. 2018-10, Codification Improvements to Topic 842, Leases, ASU No. 2018-11, Leases (Topic 842), Targeted Improvements, ASU No. 2018-20, Leases (Topic 842), Narrow-Scope Improvements for Lessors and ASU No. 2019-01, Leases (Topic 842), Codification Improvements, which provided additional implementation guidance on the previously issued ASU. The Company has implemented a new lease system and the related processes and controls for the accounting for leases in accordance with the ASU. On January 1, 2019, the Company adopted this ASU using the modified retrospective method for all lease arrangements at the beginning of the period of adoption. Results for reporting periods beginning January 1, 2019 will be presented under ASC 842, while prior period amounts will not be adjusted and will continue to be reported in accordance with the Company’s historic accounting under ASC 840, Leases. As of January 1, 2019, the standard had a material impact on the Company’s Combined Balance Sheet, but is expected to have an insignificant impact on the Company’s combined net earnings and cash flows. The most significant impact was the recognition of ROU assets and lease liabilities for operating leases, while the accounting for finance leases remained substantially unchanged. For leases that commenced before the effective date of ASC 842, the Company elected the permitted practical expedients to not reassess the following: (i) whether any expired or existing contracts contain leases; (ii) the lease classification for any expired or existing leases; and (iii) capitalization of initial direct costs for any existing leases.
As a result of the cumulative impact of adopting ASC 842, the Company recorded operating lease ROU assets of $182 million and additional operating lease liabilities of $191 million as of January 1, 2019, primarily related to real estate and automobile leases.